Revenues	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Revenues

Note 26 - Revenues

	Year ended December 31
	2016	2017	2018
	NIS	NIS	NIS

Domestic fixed line communications- Bezeq fixed-line
Fixed line telephony	1,352	1,255	1,130
Internet – infrastructure	1,461	1,488	1,525
Transmission and data communication	835	775	769
Cloud and digital services	203	230	260
Other services	213	205	199

	4,064	3,953	3,883

Cellular communications - Pelephone
Cellular services and terminal equipment	1,777	1,743	1,713
Sale of terminal equipment	811	757	688

	2,588	2,500	2,401

International communications, internet services and NEP- Bezeq international	1,480	1,467	1,338

Multi-channel television - DBS	1,745	1,650	1,473

Others	207	219	226

	10,084	9,789	9,321